FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Minimum	Jun. 30, 2012 Maximum	Jun. 30, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total	Jun. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2	Jun. 30, 2012 Recurring basis Level 3	Dec. 31, 2011 Recurring basis Level 3
FAIR VALUE
Contingent consideration	$ (22,269)	$ (18,552)			$ (22,269)	$ (18,552)			$ (22,269)	$ (18,552)
Forward contract						26		26
Forward contract					(18)		(18)
Total					(22,287)	(18,526)	(18)	26	(22,269)	(18,552)
Unobservable inputs
Estimated contingent consideration payments	$ 22,269	$ 18,552			$ 22,269	$ 18,552			$ 22,269	$ 18,552
Discount rate (as a percent)			5.75%	11.70%
Timing of earn-out payments			9 months	2 years 9 months 29 days